Expense Example - FidelityGrowthStrategiesFund-KPRO - FidelityGrowthStrategiesFund-KPRO - Fidelity Growth Strategies Fund - Fidelity Growth Strategies Fund - Class K	Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847